Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 27, 2018	Jun. 30, 2016	Jun. 30, 2019	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2020	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2020	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2026	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000115777
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Fund
Accumulated Value		$ 9,450			$ 9,992		$ 10,433		$ 10,607		$ 10,459		$ 12,492		$ 11,530		$ 12,509		$ 13,925	$ 14,949	$ 16,970
C000115778
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Fund
Accumulated Value		10,000			10,492		10,876		10,981		10,742		12,735		11,669		12,561		13,878	14,792	16,662
C000115779
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Fund
Accumulated Value		100,000			105,994		110,897		113,071		111,767		133,845		123,755		134,470		149,980	161,591	183,869
C000205842
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Growth Fund
Accumulated Value	$ 9,452		$ 10,756			$ 11,386		$ 14,449		$ 12,933		$ 14,265		$ 16,589		$ 18,087		$ 20,911
C000205843
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Growth Fund
Accumulated Value	10,000		11,380			12,032		15,152		13,476		14,743		17,015		18,412		21,130
C000205844
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Defined Risk Growth Fund
Accumulated Value	100,000		113,800			120,725		153,593		137,845		152,468		177,774		194,132		225,166
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000			9,969		9,929		10,710		11,646		11,607		10,413		10,315		10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000			9,969		9,929		10,710		11,646		11,607		10,413		10,315		10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		100,000			99,685		99,289		107,103		116,463		116,075		104,128		103,152		105,866	112,298	116,555
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,642			11,572		11,533		10,346		10,249		10,519		11,158		11,581
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,642			11,572		11,533		10,346		10,249		10,519		11,158		11,581
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	100,000		106,419			115,720		115,334		103,464		102,494		105,190		111,582		115,812
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value [Line Items]
Accumulated Value		10,000			11,033		11,953		13,132		14,259		17,540		15,744		17,514		20,215	22,565	25,895
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006	34,556	42,271
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value [Line Items]
Accumulated Value		10,000			11,033		11,953		13,132		14,259		17,540		15,744		17,514		20,215	22,565	25,895
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value [Line Items]
Accumulated Value		100,000			110,328		119,529		131,322		142,586		175,404		157,441		175,139		202,150	225,647	258,949
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		$ 100,000			$ 117,896		$ 134,843		$ 148,890		$ 160,064		$ 225,361		$ 201,437		$ 240,907		$ 300,064	$ 345,564	$ 422,712
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		11,428			12,408		15,264		13,701		15,241		17,592		19,636		22,535
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		11,943			12,840		18,077		16,158		19,324		24,070		27,720		33,908
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		11,428			12,408		15,264		13,701		15,241		17,592		19,636		22,535
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		11,943			12,840		18,077		16,158		19,324		24,070		27,720		33,908
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	100,000		114,280			124,083		152,641		137,009		152,411		175,917		196,364		225,345
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	$ 100,000		$ 119,432			$ 128,396		$ 180,774		$ 161,583		$ 193,244		$ 240,697		$ 277,196		$ 339,080